Restructuring and Impairment Charges - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Oct. 03, 2020	Jun. 27, 2020	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Restructuring Cost and Reserve [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)				$ 5,200	$ 600	$ 200
Intangible assets, net		$ 19,173		19,173	23,215
Goodwill, Impairment Loss				3,074
Restructuring and impairment charges				5,735	1,183	33
Restricted Stock or Unit Expense	[1]			424	627	$ 306
International Channels
Restructuring Cost and Reserve [Line Items]
Goodwill, Impairment Loss			$ 3,100	3,100
Distribution Rights | International Channels
Restructuring Cost and Reserve [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)			$ 1,900	1,900
Intangible assets, net		3,000		3,000
Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges				400
TFCF Integration
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges				500
COVID-19 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges		$ 287
TFCF
Restructuring Cost and Reserve [Line Items]
Restricted Stock or Unit Expense					$ 164
TFCF | TFCF Integration
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges				1,700
TFCF | TFCF Integration | Pro Forma
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges				1,700
TFCF | TFCF Integration | Vest Upon Acquisition
Restructuring Cost and Reserve [Line Items]
Restricted Stock or Unit Expense				300
TFCF | TFCF Integration | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges				$ 1,200

[1]	Fiscal 2019 includes a $164 million charge for acceleration of TFCF performance RSUs converted to Company RSUs in connection with the TFCF acquisition (see Note 4).